DEFERRED FINANCING COSTS	6 Months Ended
Jun. 30, 2024
Deferred Financing Costs
DEFERRED FINANCING COSTS

8. DEFERRED FINANCING COSTS

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2023 and June 30, 2024, the Company capitalized SGD356 thousand (US$263 thousand) of deferred offering costs relating to an offering exercise.